Business Acquisition	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Acquisition	Business Acquisition
On April 1, 2026, we purchased an additional 4,200 shares in Peak Maritime for total consideration of $0.1 million, increasing the Company’s total ownership in Peak Maritime to 54%. As the Company acquired a controlling financial interest in Peak Maritime, Peak Maritime has been consolidated into the Company’s financial statements from April 1, 2026.

Details of the purchase consideration and net assets acquired are as follows:

		April 1, 2026
(in $ millions)
Fair value of previously held 40% equity interest (1)		0.3
Fair value of non-controlling interest (2)		0.4
Purchase consideration - cash		0.1
Total assumed purchase consideration		0.8
Less: Fair value of net assets acquired:
Cash	0.1
Trade receivables	0.9
Prepaid expenses and other current assets	0.3
Customer relationships	0.5
Trade payables	(0.1)
Accrued expenses	(0.9)	0.8
		—

(1) The fair value of previously held investment in Peak Maritime was recalculated based on the cash purchase price of the additional 14% equity interest acquired on April 1, 2026. There was no material difference between the fair value and the carrying value of the equity method investment.

(2) Non-controlling interest comprises 36% equity interest owned by Bruton Limited and 10% equity interest owned by 2020 Bulkers Ltd.

Revenue and profit contributions

Since April 1, 2026, Peak Maritime has contributed revenues of $0.4 million after intercompany eliminations to the Company in the three months ended June 30, 2026. Had Peak Maritime been consolidated from January 1, 2026, it would have contributed revenues of $1.0 million after intercompany eliminations for the six months ended June 30, 2026. The impact of Peak Maritime’s net profit (loss) to consolidated net profit for the three and six months ended June 30, 2026 is not material.

Had the business combination been consummated from January 1, 2025, Peak Maritime would have contributed revenues, on a pro forma basis, of $0.4 million and $0.7 million after intercompany eliminations for the three and six months ended June 30, 2025, respectively. The pro forma impact of Peak Maritime’s net profit (loss) to consolidated net profit (loss) for the three and six months ended June 30, 2025 is not material.